UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
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Address:    7300 College Boulevard
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            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS             07/13/07
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     101
                                            ------------------------------
Form 13F Information Table Value Total:     $ 290,112
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                  June 30, 2007

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                     COM       002824100         122     2275    SH         Sole                2275
AFFYMETRIX INC COM                      COM       00826T108        4624   185776    SH         Sole              185776
AFLAC INC COM                           COM       001055102        1063    20675    SH         Sole               20675
ALTERA CORP                             COM       021441100         693    31300    SH         Sole               31300
AMDOCS LTD                              COM       G02602103         146     3675    SH         Sole                3675
AMERICAN EXPRESS INC.                   COM       025816109         453     7400    SH         Sole                7400
AMERICAN INTL GROUP COM                 COM       026874107        1066    15225    SH         Sole               15225
AMERIGROUP CORP COM                     COM       03073T102        6016   252775    SH         Sole              252775
AMSURG CORP COM                         COM       03232P405        7841   324830    SH         Sole              324830
ANALOGIC CORP COM PAR $0.05             COM       032657207        7769   105693    SH         Sole              105693
APPLIED MATLS INC COM                   COM       038222105         972    48900    SH         Sole               48900
ARBITRON INC COM                        COM       03875Q108        7048   136775    SH         Sole              136775
BANKATLANTIC BANCORP                    COM       065908501        3115   361775    SH         Sole              361775
BARNES & NOBLE INC                      COM       067774109        7546   196154    SH         Sole              196154
BENCHMARK ELECTRONICS INC               COM       08160H101        4991   220662    SH         Sole              220662
BIO-REFERENCE LAB                       COM       09057G602        7324   267773    SH         Sole              267773
BISYS GROUP INC                         COM       055472104         231    19500    SH         Sole               19500
BLACK BOX CORP                          COM       091826107        8354   201892    SH         Sole              201892
BOSTON PRIVT FINL HLDG COM              COM       101119105        6860   255314    SH         Sole              255314
BRADLEY PHARMACEUTICALS INC             COM       104576103        5838   268910    SH         Sole              268910
CABOT MICROELECTRONICS CORP             COM       12709P103        6557   184767    SH         Sole              184767
CACI INTERNATIONAL INC                  COM       127190304        7948   162700    SH         Sole              162700
CARNIVAL CORP CLASS A                   COM       143658300         506    10375    SH         Sole               10375
CENTENE CORP DEL                        COM       15135B101        7824   365251    SH         Sole              365251
CISCO SYS INC COM                       COM       17275R102         610    21900    SH         Sole               21900
CITRIX SYS INC COM                      COM       177376100         468    13900    SH         Sole               13900
COCA COLA CO COM                        COM       191216100         405     7750    SH         Sole                7750
COLGATE PALMOLIVE CO COM                COM       194162103         520     8025    SH         Sole                8025
COLOR KINETICS INC                      COM       19624P100        2473    74030    SH         Sole               74030
CR BARD                                 COM       067383109         355     4300    SH         Sole                4300
CRA INTERNATIONAL, INC.                 COM       12618T105        6720   139424    SH         Sole              139424
CREE INC.                               COM       225447101       11474   443850    SH         Sole              443850
DAKTRONICS INC                          COM       234264109        5163   240350    SH         Sole              240350
DSP GROUP                               COM       23332B106        3551   173483    SH         Sole              173483
ELECTRONIC ARTS INC                     COM       285512109         379     8000    SH         Sole                8000
ETHAN ALLEN INTERIORS COM               COM       297602104        6579   192084    SH         Sole              192084
EXPEDITORS INTL WASH INC                COM       302130109         264     6400    SH         Sole                6400
FIRST DATA CORP                         COM       319963104         155     4750    SH         Sole                4750
FORWARD AIR CORPORATION                 COM       349853101        6088   178598    SH         Sole              178598
GENERAL ELECTRIC COMPANY                COM       369604103         325     8500    SH         Sole                8500
GENTEX CORP COM                         COM       371901109         980    49750    SH         Sole               49750
GENTIVA HEALTH SERVICES                 COM       37247A102        4248   211773    SH         Sole              211773
GEVITY HR INC                           COM       374393106        6022   311513    SH         Sole              311513
GOLDMAN SACHS                           COM       38141G104         406     1875    SH         Sole                1875
H & R BLOCK INC                         COM       093671105          37     1600    SH         Sole                1600
HSBC HOLDINGS PLC ADS                   COM       404280406         450     4900    SH         Sole                4900
ICU MEDICAL INC                         COM       44930G107        9105   212051    SH         Sole              212051
INTEL CORP COM                          COM       458140100         482    20310    SH         Sole               20310
INTERSIL CORP                           COM       46069S109         173     5500    SH         Sole                5500
INTL RECTIFIER                          COM       460254105         123     3300    SH         Sole                3300
INVENTIV HEALTH INC                     COM       46122E105        6374   174100    SH         Sole              174100
IXYS CORPORATION                        COM       46600W106        4887   585218    SH         Sole              585218
JABIL CIRCUIT INC                       COM       466313103         314    14225    SH         Sole               14225
JACK HENRY & ASSOCIATES INC             COM       426281101        6873   266900    SH         Sole              266900
JETBLUE AIRWAYS                         COM       477143101        5167   439770    SH         Sole              439770
JOHNSON & JOHNSON COM                   COM       478160104         521     8450    SH         Sole                8450
JOHNSON CTLS INC COM                    COM       478366107        1074     9275    SH         Sole                9275
KIMBERLY CLARK CORP COM                 COM       494368103         523     7825    SH         Sole                7825
LINEAR TECHNOLOGY CORP                  COM       535678106         131     3625    SH         Sole                3625
MCDONALDS CORP COM                      COM       580135101         599    11800    SH         Sole               11800
MEDCOHEALTH SOLUTIONS                   COM       58405U102          34      441    SH         Sole                 441
MERCURY COMPUTER SYSTEMS INC            COM       589378108        6888   564591    SH         Sole              564591
MERGE TECHNOLOGIES INC                  COM       589981109        3856   590493    SH         Sole              590493
MICROSOFT CORP COM                      COM       594918104        1082    36710    SH         Sole               36710
MONACO COACH CORP COM                   COM       60886R103        4349   303074    SH         Sole              303074
MORGAN STANLEY                          COM       617446448         415     4945    SH         Sole                4945
NIGHTHAWK RADIOLOGY HOLDINGS INC        COM       65411N105          90     5000    SH         Sole                5000
NORTHERN TRUST CORP                     COM       665859104         162     2525    SH         Sole                2525
NOVELLUS                                COM       670008101         136     4800    SH         Sole                4800
OMNIVISION TECHNOLOGIES                 COM       682128103        4414   243752    SH         Sole              243752
PAR TECHNOLOGY CORP                     COM       698884103         222    26000    SH         Sole               26000
PEPSICO INC                             COM       713448108         392     6050    SH         Sole                6050
PERFORMANCE FOOD GROUP COM              COM       713755106          39     1200    SH         Sole                1200
PHOTRONICS INC.                         COM       719405102        5299   356129    SH         Sole              356129
PLEXUS CORP COM                         COM       729132100        1385    60234    SH         Sole               60234
POLYMEDICA                              COM       731738100       10007   244969    SH         Sole              244969
PROCTER GAMBLE CO                       COM       742718109         344     5617    SH         Sole                5617
SAIC, INC.                              COM       78390X101         136     7500    SH         Sole                7500
SANDISK CORP COM                        COM       80004C101         387     7900    SH         Sole                7900
SCHERING PLOUGH CORP COM                COM       806605101        1215    39925    SH         Sole               39925
SEPRACOR INC                            COM       817315104         361     8800    SH         Sole                8800
SHUFFLE MASTER INC                      COM       825549108        2548   153500    SH         Sole              153500
SIGMA ALDRICH CORP COM                  COM       826552101         226     5300    SH         Sole                5300
SOUTHWEST AIRLINES                      COM       844741108         159    10675    SH         Sole               10675
STEINER LEISURE LIMITED                 COM       P8744Y102        8052   163932    SH         Sole              163932
SYMANTEC CORP                           COM       871503108         512    25371    SH         Sole               25371
TIFFANY & CO NEW                        COM       886547108         937    17650    SH         Sole               17650
TOLL BROTHERS INC                       COM       889478103         220     8800    SH         Sole                8800
USEC INC.                               COM       90333E108        4428   201450    SH         Sole              201450
UTI WORLDWIDE INC                       COM       G87210103        2876   107354    SH         Sole              107354
VARIAN SEMICONDUCTOR EQUIP              COM       922207105        8408   209881    SH         Sole              209881
WADDELL & REED FINL CL A                COM       930059100        5806   223225    SH         Sole              223225
WCI CMNTYS INC COM                      COM       92923C104        5491   329225    SH         Sole              329225
WEIGHT WATCHERS INTERNATIONAL           COM       948626106        1004    19750    SH         Sole               19750
WILMINGTON TRUST CORP COM               COM       971807102        5030   121175    SH         Sole              121175
WP STEWART AND COMPANY LTD              COM       G84922106        2051   188325    SH         Sole              188325
WRIGLEY WM JR CO COM                    COM       982526105         559    10112    SH         Sole               10112
WYETH COM                               COM       983024100         599    10450    SH         Sole               10450
YAHOO! INC.                             COM       984332106         559    20600    SH         Sole               20600
YUM BRANDS                              COM       988498101         344    10500    SH         Sole               10500
ZOLL MEDICAL CORP                       COM       989922109         165     7400    SH         Sole                7400